Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Subsequent Events
11. SUBSEQUENT EVENTS
The Company has evaluated all events or transactions that occurred after March 31, 2026 through May 29, 2026, which is the date that the condensed financial statements were available to be issued. During this period, there were no material subsequent events requiring disclosure except as follows:
Subsequent to March 31, 2026, the Company received gross proceeds associated with SAFE equity financings aggregating approximately $1,710,000.
On April 16, 2026, GigCapital7, Merger Sub, and the Company entered into a second amendment to the Business Combination Agreement (the “Second Amendment”), which amends the Business Combination Agreement to (a) adjust the valuation of the Company and (b) extend the Outside Date. The Second Amendment amends the definition of “Public Company
(Pre-Capital
Raise) Valuation” set forth in Article X of the Business Combination Agreement to mean $
776,599,997
, which has the effect of reducing the Aggregate Merger Consideration to be issued for the securities of the Company to
60,000,000
shares of Domesticated Purchaser Common Stock, which at a nominal value of $
10.00
per share would have a valuation for the Company of $
600
 million. The Second Amendment also amends Section 8.01(c) of the Business Combination Agreement to replace the date “April 30, 2026” with the date “May 31, 2026.” As a result, all references to the “Outside Date” in the Business Combination Agreement now refer to May 31, 2026.
On May 7, 2026, at the extraordinary general meeting, the Company and the shareholders of GigCapital7 approved the Business Combination contemplated by the Business Combination Agreement, and as amended, including the merger of Merger Sub with and into Hadron, with Hadron surviving the merger, and issuance of common stock of the Company to Hadron equity holders as merger consideration. On May 22, 2026, the Business Combination was consummated. Net proceeds to be received by the Company upon consummation of the Business Combination, after giving effect to 16,834,491 shares tendered for redemption, are approximately $33.9 million. Additionally, a forward stock purchase agreement was entered into for a purchase amount of $5.9 million paid at closing from the cash released from the GigCapital7 trust account.
Upon consummation of the Business Combination, all outstanding historical Hadron Energy equity interests, including common shares, SAFEs, and stock awards, were converted or exchanged into shares of, or rights to acquire shares of, Class A or Class B common stock in the combined company in accordance with the terms of the Business Combination Agreement and the applicable Exchange Ratio.

11. SUBSEQUENT EVENTS
The Company has evaluated all events or transactions that occurred after December 31, 2025 through March 11, 2026, which is the date that the financial statements were available to be issued. During this period, there were no material subsequent events requiring disclosure except as follows:
Subsequent to December 31, 2025, the Company received gross proceeds associated with SAFE equity financings of $1,365,000.

GIGCAPITAL7 CORP [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 8. Subsequent Event
On April 16, 2026, the Company amended the convertible loan from its Sponsor for a revised principal amount of $293,000 (“amended convertible loan”). The amended convertible loan was received to provide the Company with additional working capital and was not deposited into the Trust Account. The amended convertible loan is convertible at the Sponsor’s election upon the consummation of the initial Business

Combination. Upon such election, the amended convertible loan will convert, at a price of $10.00 per unit, into an aggregate of 29,300 units consisting of 29,300 shares of Domesticated GigCapital7 Common Stock and warrants to purchase 29,300 shares of Domesticated GigCapital7 Common Stock with an exercise price of $11.50 per share. The Company has relied upon Section 4(a)(2) of the Securities Act, in connection with the issuance and sale of the amended convertible loan, as it was issued to a sophisticated investor without a view to distribution and was not issued through any general solicitation or advertisement.
On May 1, 2026, the Company entered into separate agreements (each, a
“Non-Redemption
Agreement”, and together, the
“Non-Redemption
Agreements”) with certain of the Company’s public stockholders (each, individually, a “Public Stockholder”, and together, the “Public Stockholders”) eligible to redeem their respective public shares at the upcoming extraordinary general meeting of the shareholders of the Company (the “Meeting”) to approve the Business Combination.
Pursuant to the
Non-Redemption
Agreements, the Public Stockholders that have entered into the
Non-Redemption
Agreements have agreed not to exercise redemption rights with respect to their respective public shares in connection with the Business Combination, and to waive all redemption rights with respect to the aggregate number of 1,800,000 public shares (the
“Non-Redemption
Shares”), provided that no Public Stockholder is required to hold a number of public shares in excess of 9.99% if the total number of public shares outstanding The
Non-Redemption
Shares held but the Public Stockholders will not be subject to any other transfer restrictions than those described in the
Non-Redemption
Agreements. The Public Stockholders will have no obligation to hold the
Non-Redemption
Shares beyond the redemption deadline, after which such shares will be freely tradeable without restrictive legends.
In the event that the Company enters one or more other
non-redemption
agreements in connection with the Business Combination (“Other Agreements”), the Company has agreed that the terms of such Other Agreements will not be materially more favorable to such other investors than the terms of the
Non-Redemption
Agreements are in respect of the Public Stockholders. In the event that another investor is afforded any such more favorable terms than the Public Stockholders, the Company has agreed to promptly inform the Public Stockholders of such more favorable terms in writing, and the Public Stockholders will then have the right to elect to have such more favorable terms included in each Public Stockholder’s respective
Non-Redemption
Agreement.

8. SUBSEQUENT EVENT
On January 30, 2026, the Company received a working capital loan from its Sponsor for a principal amount of $148,000. The working capital loan was received to provide the Company with additional working capital and was not deposited into the Trust Account. The working capital loan is convertible at the Sponsor’s election upon the consummation of the initial Business Combination. Upon such election, the working capital loan will convert, at a price of $10.00 per unit, into an aggregate of 14,800 units consisting of
14,800
shares of Domesticated GigCapital7 Common Stock and warrants to purchase 14,800 shares of Domesticated GigCapital7 Common Stock with an exercise price of $11.50 per share. The Company has relied upon Section 4(a)(2) of the Securities Act, in connection with the issuance and sale of the convertible promissory note, as it was issued to a sophisticated investor without a view to distribution and was not issued through any general solicitation or advertisement.